Financial Information - Washington Federal, Inc. - Statements of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Cash Flows From Operating Activities
Net income	$ 51,515	$ 51,394	$ 49,271	$ 51,670	$ 46,104	$ 44,112	$ 42,070	$ 41,246	$ 203,850	$ 173,532	$ 164,049
Adjustments to reconcile net income to net cash provided by operating activities:
Stock compensation expense									4,771	5,909	3,569
Decrease (increase) in other assets									(6,876)	7,974	(14,204)
Net cash provided (used) by operating activities									190,702	179,700	221,721
Cash Flows From Financing Activities
Proceeds from exercise of common stock options and related tax benefit									1,338	7,238	9,283
Warrants purchased									0	0	(7,744)
Treasury stock purchased									(164,249)	(98,374)	(87,850)
Dividends paid on common stock									(55,997)	(74,519)	(49,926)
Net cash provided (used) by financing activities									439,323	227,538	75,662
Increase (decrease) in cash and cash equivalents									(44,420)	(137,298)	166,319
Cash and cash equivalents at beginning of year				313,070				450,368	313,070	450,368	284,049
Cash and cash equivalents at end of year	268,650				313,070				268,650	313,070	450,368
Parent Company
Cash Flows From Operating Activities
Net income									203,850	173,532	164,049
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income (loss) of subsidiaries									(5,880)	(2,326)	(16,336)
Stock compensation expense									4,771	5,910	3,659
Decrease (increase) in other assets									0	15	(15)
Increase (decrease) in other liabilities									3,424	(2,699)	1,552
Net cash provided (used) by operating activities									206,165	174,432	152,909
Cash Flows From Financing Activities
Proceeds from exercise of common stock options and related tax benefit									1,338	7,238	9,283
Warrants purchased									0	0	(7,744)
Treasury stock purchased									(164,249)	(98,374)	(87,850)
Dividends paid on common stock									(55,997)	(74,519)	(49,926)
Net cash provided (used) by financing activities									(218,908)	(165,655)	(136,237)
Increase (decrease) in cash and cash equivalents									(12,743)	8,777	16,672
Cash and cash equivalents at beginning of year				$ 33,077				$ 24,300	33,077	24,300	7,628
Cash and cash equivalents at end of year	$ 20,334				$ 33,077				$ 20,334	$ 33,077	$ 24,300